CONSOLIDATED INCOME STATEMENTS (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED INCOME STATEMENTS
Expense of restructuring activities	[1]	$ 1.1	$ 4.1

[1]	During 2019 and 2018, the Company recognized restructuring charges of $1.1 million and $4.1million respectively related to severance and other termination benefits.